SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY	SHAREHOLDERS’ EQUITY
Successor’s Share Capital
Under the Company’s Memorandum of Association (the “Constitutional Document”), its authorized share capital consists of 1,000,000,000 Class A ordinary shares, 100,000,000 Class B ordinary shares and 25,000,000 Preferred
Shares, each having a par value of $0.0001. As of June 30, 2024, there were 110,451,097 and 12,053,331 Class A and Class B ordinary shares, respectively, issued and outstanding. The Company did not have any Preferred Shares issued and outstanding as of June 30, 2024.
Each Class A ordinary share is entitled to one vote per share. The Company can, at the discretion of its Board of Directors, declare dividends and distributions out of the funds of the Company lawfully available therefor. In the event of a voluntary or involuntary liquidation or wind-up, assets available for distribution among the holders of Class A ordinary shares will be distributed on a pro rata basis.
Each Class B ordinary share is entitled to one vote per share and will vote together with holders of Class A ordinary shares as a single class. Class B ordinary shares are non-economic shares that are not entitled to dividends. Upon a liquidation, dissolution or winding up the Company, the holders of Class B ordinary shares will not be entitled to receive any assets of the Company, except to the extent of the par value of their shares, pro rata with the distributions that the Class A ordinary shares.
Class B ordinary shares were issued by the Company to the Milk Members in connection with the Business Combination, giving rise to noncontrolling interest in the Company’s controlled subsidiary, Waldencast Partners LP. As such, the Constitutional Document prohibits issuances of additional shares of Class B ordinary shares, unless issued to a noncontrolling interest in connection with the Company’s Up-C structure. Class B ordinary shares are convertible into Class A ordinary shares on a one-to-one basis at the option of the holder. If such option is exercised, the exchanged Class B ordinary shares will automatically be surrendered and retired for no consideration. If the Company issues or redeems Class B ordinary shares, Waldencast Partners LP is obligated to issue or redeem a corresponding number of Waldencast LP partnership units, such that the number of issued and outstanding partnership units at any time will correspond and be equivalent to the then number of issued and outstanding Class B ordinary shares.